Consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Retained earnings / (losses)
Equity at beginning of period at Dec. 31, 2021	SFr 848.4	SFr 33.5	SFr (25.0)	SFr 1,044.0	SFr (3.4)	SFr (200.6)
Net income	57.7					57.7
Other comprehensive income	3.4				3.4
Total comprehensive income	61.1				3.4	57.7
Tax impact on equity transaction costs	(5.1)			(5.1)
Share-based compensation	38.3			38.3
Purchase of treasury shares	(1.6)		(1.6)
Sale of treasury shares	28.4		0.5	27.9
Equity at end of period at Dec. 31, 2022	969.5	33.5	(26.1)	1,105.1	0.0	(142.9)
Net income	79.6					79.6
Other comprehensive income	(9.7)				(9.7)
Total comprehensive income	69.8				(9.7)	79.6
Tax impact on equity transaction costs	(1.9)			(1.9)
Share-based compensation	27.3			27.3
Purchase of treasury shares	(0.8)		(0.8)
Sale of treasury shares	10.7		0.2	10.4
Equity at end of period at Dec. 31, 2023	1,074.5	33.5	(26.7)	1,140.8	(9.8)	(63.3)
Net income	242.3					242.3
Other comprehensive income	5.8				5.8
Total comprehensive income	248.0				5.8	242.3
Capital increase	0.2	0.2
Share-based compensation	57.5			57.5
Purchase of treasury shares	(0.4)		(0.4)
Sale of treasury shares	11.9		0.3	11.7
Equity at end of period at Dec. 31, 2024	SFr 1,391.8	SFr 33.7	SFr (26.8)	SFr 1,210.0	SFr (4.0)	SFr 178.9